Defined Benefit Pension Plans Defined Benefit Pension Plan Employer Contributions Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 520,000	$ 519,000
Estimated Future Employer Contributions in Current Fiscal Year			$ 524,000